Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Associated Financial Statement	The following table shows ROU assets and lease liabilities, and the associated financial statement line items:
	As of June 30, 2024	As of December 31, 2023

Assets
Operating lease right-of-use assets, net	$15,832	$18,020

Liabilities
Operating lease liabilities, current	$5,494	$6,315
Operating lease liabilities, non-current	$9,544	$10,899

Weighted average remaining lease term (in years)	4.50	4.67
Weighted average discount rate (%)	5.84	5.84

Schedule of Operating Lease Activities	Information related to operating lease activities during the six months ended June 30, 2024 and 2023 is set forth below:
	For the Six Months Ended June 30,
	2024	2023
Operating lease right-of-use assets obtained in exchange for lease liabilities	$1,023	$1,725

Operating lease expense
Amortization of right-of-use assets	3,105	4,515
Interest of lease liabilities	494	694
Total	$3,599	$5,209

Schedule of Maturities of Lease Liabilities	Maturities of lease liabilities were as follows:
Lease Liabilities
Twelve months ending June 30,
2024	$5,669
2025	4,070
2026	1,863
2027	1,730
2028	1,060
Thereafter	2,861
Total lease payments	17,253
Less: imputed interest	(2,215)
Total	$15,038